SHAREHOLDERS' EQUITY (Summary of Stock Options Outstanding by Exercise Price Range) (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Outstanding
Number of options | shares	1,639,897
Exercisable
Number of options | shares	884,267
$15.12-19.75 [Member]
Outstanding
Ranges of exercise price, Lower limit	$ 15.12
Ranges of exercise price, Upper limit	$ 19.75
Number of options | shares	511,755
Weighted average remaining contractual life (years)	3 years 9 months 21 days
Weighted average exercise price	$ 17.29
Exercisable
Number of options | shares	60,000
Weighted average exercise price	$ 15.83
$22.5-24.89 [Member]
Outstanding
Ranges of exercise price, Lower limit	22.5
Ranges of exercise price, Upper limit	$ 24.89
Number of options | shares	870,520
Weighted average remaining contractual life (years)	1 year 8 months 15 days
Weighted average exercise price	$ 23.28
Exercisable
Number of options | shares	601,820
Weighted average exercise price	$ 23.42
$25.25-29.1 [Member]
Outstanding
Ranges of exercise price, Lower limit	26.52
Ranges of exercise price, Upper limit	$ 29.1
Number of options | shares	129,000
Weighted average remaining contractual life (years)	1 year 5 months 26 days
Weighted average exercise price	$ 27.99
Exercisable
Number of options | shares	103,563
Weighted average exercise price	$ 27.78
$32.71-35.43 [Member]
Outstanding
Ranges of exercise price, Lower limit	32.71
Ranges of exercise price, Upper limit	$ 35.43
Number of options | shares	128,622
Weighted average remaining contractual life (years)	2 years 1 month 9 days
Weighted average exercise price	$ 33.18
Exercisable
Number of options | shares	118,884
Weighted average exercise price	$ 33.07